BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about cash outflow/inflow on the acquisition [Table Text Block]
	Fair value
	TFC	MYM	Vironna	Pharm Yarok	Oranim	Panaxia
Assets

Cash and cash equivalents	$362	$131	$57	$105	$485	$-
Trade and other receivables	3,240	2,548	259	456	1,329	-
Indemnification asset	8,131	-	-	-	-	-
Biological assets	785	63	-	-	-	-
Inventory	3,883	4,180	639	346	1,043	19
Loan receivable	8,470	2,122	-	-	-	-
Investments	-	-	-	-	-	2,837
Property, plant and equipment	15,193	6,105	210	1,145	389	88
Derivative assets	114	-	-	-	-	-
Right of use assets	15,037	630	-	-	1,312	-
Investments	319	-	-	-	-	-
Intangible assets	6,458	17,200	2,316	974	2,991	776

Total identifiable assets	61,992	32,979	3,481	3,026	7,549	3,720

Liabilities

Trade and other payables	(15,196)	(4,442)	(854)	(1,448)	(1,777)	-
Bank loans	-	(915)	-	-	-	-
Lease liability	(15,037)	(873)	-	-	(1,312)	-
Long term loans	-	-	-	(1,042)	-	-
Deferred tax, net	-	(4,061)	(532)	(224)	(688)	-

Total identifiable liabilities	(30,233)	(10,291)	(1,386)	(2,714)	(3,777)	-

Total identifiable assets, net	31,759	22,688	2,095	312	3,772	3,720

Goodwill arising on acquisition	67,269	39,932	2,250	4,294	2,907	3,240

Non-Controlling interest	-	-	(1,026)	-	(1,849)	-

Total purchase price	$99,028	$62,620	$3,319	$4,606	$4,830	$6,960

Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [Table Text Block]
Proforma results for the year ended December 31, 2021

Revenues	$55,563

Net loss	$(25,372)

MYM Nutraceuticals Inc. (“MYM”) [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [Table Text Block]
Proforma results for the year ended December 31, 2021

Revenues	$61,639

Net loss	$(20,132)

Pharm Yarok pharmacy [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [Table Text Block]
Proforma results for the year ended December 31, 2021

Revenues	$58,345

Net loss	$(18,986)

Vironna pharmacy [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [Table Text Block]
Proforma profit or loss for the year ended December 31, 2021

Revenues	$56,816

Net loss	$(18,180)

Oranim pharmacy [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [Table Text Block]
Proforma profit or loss for the year ended December 31, 2021

Net revenues	$67,589

Net loss	$(17,870)